Transactions with Officers and Directors (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Transactions with Officers and Directors [Abstract]
Loans and Leases Receivable, Related Parties	$ 3,960,000	$ 2,470,000
Loans and Leases Receivable, Related Parties, Additions	1,580,000	3,500,000
Loans and Leases Receivable, Related Parties, Collections	$ 92,000	$ 1,300,000